Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	$ 17,240	$ 19,240
Accumulated Amortization	(12,771)	(11,273)
Total	4,469	7,967
Pet parent relationships
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	16,290	16,290
Accumulated Amortization	(11,869)	(9,117)
Total	$ 4,421	7,173
Remaining amortization period	4 years 3 months 18 days
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	$ 950	950
Accumulated Amortization	(902)	(712)
Total	$ 48	238
Remaining amortization period	3 months 18 days
Pet service provider relationships
Finite-Lived Intangible Assets [Line Items]
Gross Book Value		2,000
Accumulated Amortization		(1,444)
Total		$ 556